3. Significant Accounting Policies (Details - Multiplatform content Revenue) (September 30, 2019) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Total revenue	$ 6,041,541	$ 5,480,241	$ 0	$ 19,614,935	$ 15,199,296	$ 0
Multiplatform Content [Member]
Total revenue	1,031,383	949,345		3,540,373	2,121,645
Multiplatform Content [Member] | Distribution Revenue [Member]
Total revenue	282,508	280,708		1,069,328	516,874
Multiplatform Content [Member] | Sponsorship Revenue [Member]
Total revenue	544,541	320,624		1,252,131	776,327
Multiplatform Content [Member] | Music Royalty Revenue [Member]
Total revenue	200,787	339,547		1,214,286	808,537
Multiplatform Content [Member] | Online Advertising Revenue [Member]
Total revenue	$ 3,547	$ 8,466		$ 4,628	$ 19,907